RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)			1 Months Ended		3 Months Ended	11 Months Ended	12 Months Ended
	Aug. 31, 2020	Jun. 29, 2020	Aug. 31, 2020	Feb. 28, 2019	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Related Party Transaction [Line Items]
Aggregate purchase price						$ 25,000
Sponsor
Related Party Transaction [Line Items]
Aggregate purchase price	$ 6,486		$ 6,486
Aggregate number of shares owned	745,840		745,840
Shares subject to forfeiture					375,000		375,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders					20.00%		20.00%
Founder Shares
Related Party Transaction [Line Items]
Number of shares issued				100
Aggregate purchase price				$ 25,000
Share dividend		43,125
Aggregate number of shares owned	2,875,000	4,312,500	2,875,000
Number of shares transferred back to the company	1,437,500		1,437,500
Percentage of transfer of founder shares based on certain exceptions					50.00%		50.00%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)					$ 12.50		$ 12.50
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					20 days		20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					30 days		30 days